Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		9 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
REVENUES	$ 5,323,311	$ 4,193,444	$ 15,594,424	$ 13,991,488
COST OF REVENUES	4,093,343	3,344,656	12,380,959	10,043,981
GROSS PROFIT	1,229,968	848,788	3,213,465	3,947,507
OPERATING EXPENSES
Salaries and salaries related costs	273,279	442,417	812,148	1,801,027
Professional and consulting fees	0	143,164	9,060	314,841
Selling, general and administrative costs	1,147,960	1,208,920	3,510,124	4,488,967
Depreciation and amortization	114,104	196,263	3,950,513	588,789
Total operating expenses	1,535,343	1,990,764	8,281,845	7,193,624
LOSS FROM OPERATIONS BEFORE OTHER INCOME (EXPENSE)	(305,375)	(1,141,976)	(5,068,380)	(3,246,117)
OTHER INCOME (EXPENSE)
Change in fair value of derivative liabilities	0	5,489,568	0	7,647,407
Loss on disposal of fixed assets	(21,227)	0	(971,251)	0
Interest expense, net of interest income	13,352	2,109	28,776	341,234
Total other income (expense)	(34,579)	5,487,459	(1,000,027)	7,306,173
INCOME (LOSS) FROM OPERATIONS BEFORE PROVISION FOR INCOME TAXES	(339,954)	4,345,483	(6,068,407)	4,060,056
DISCONTINUED OPERATIONS:
Income (loss) from discontinued operations	(106,577)	0	(156,048)	0
Gain on disposal of discontinued operations	0	0	0	0
Total discontinued operations	(106,577)	0	(156,048)	0
LOSS FROM OPERATIONS BEFORE PROVISION FOR INCOME TAXES	(446,531)	4,345,483	(6,224,455)	4,060,056
PROVISION FOR INCOME TAXES	(21,679)		(67,207)	0
NET INCOME (LOSS)	$ (468,210)	$ 4,345,483	$ (6,291,662)	$ 4,060,056
NET LOSS (INCOME) PER SHARE - BASIC
Continuing operations (in dollars per share)	$ (0.01)	$ 0.08	$ (0.10)	$ 0.08
Discontinued operations (in dollars per share)	0		0	0
NET (LOSS) INCOME PER SHARE (in dollars per share)	$ (0.01)	$ 0.08	$ (0.10)	$ 0.08
WEIGHTED AVERAGE SHARES OUTSTANDING (in shares)	74,355,288	51,987,832	61,253,204	51,987,832